CONVERTIBLE NOTES LIABILITY AND DERIVATIVE ON CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2023
CONVERTIBLE NOTES LIABILITY AND DERIVATIVE ON CONVERTIBLE NOTES
CONVERTIBLE NOTES LIABILITY AND DERIVATIVE ON CONVERTIBLE NOTES
7.	CONVERTIBLE NOTES LIABILITY AND DERIVATIVE ON CONVERTIBLE NOTES

In December 2023, pursuant to an investment agreement, Kopernik Global Investors, LLC, on behalf of its clients (collectively the “Investor”), purchased convertible notes having an aggregate principal amount of US$15 million (the “Notes”).  The Notes have a term of 10 years from the date of issuance, being December 18, 2023, and bear interest at a rate of 2.0% per annum, payable in cash semi-annually in arrears on December 31 and June 30 of each year, commencing on June 30, 2024.  The principal amount of the Notes is convertible at any time at the option of the Investor at a per share conversion price of US$0.3557 (the “Conversion Price”), subject to adjustment in certain circumstances (i.e., including a change of control).  If the Group proceeds with an equity financing in the future, the terms of the Notes require that the Group redeem the Notes at 150% of the principal amount of the Notes, in cash or convert at the Conversion Price (the “financing redemption option”), at the election of the Investor, and pay any accrued but unpaid interest in cash. This financing is subject to customary exclusions for non-financing issuances of the Company’s equity securities. In addition, the Notes include change of control provisions under which (i) the Investor may elect to convert the Notes concurrent with a change of control transaction at the lower of the fixed Conversion Price and the price per common share implied by the change of control transaction, and (ii) if the Investor does not elect to convert, the Group will be required to offer to repurchase the Notes at 101% of the principal amount ( the "CoC option"), plus accrued but unpaid interest.

As the amount of the Notes to be settled is a fixed US Dollar amount which when converted back to the Company’s functional currency results in a variable amount of cash (i.e., a variable carrying amount for the financial liability that arise from changes in the USD/CAD exchange rate), the fixed-for-fixed criterion for equity classification is not met.  The conversion option, financing redemption option and the CoC option are derivative liabilities, with their value dependent on the USD/CAD exchange rate and so are embedded derivatives.  The Notes as a result include a debt host, which is accounted for at amortised cost, and the embedded derivatives, which are separated from the debt host and accounted for at fair value with changes in fair value recorded in the Statement of Comprehensive Loss.

The debt host has been accounted for at amortised cost with a 30.14% effective interest rate.  Transaction costs of $196 were incurred on the issue of the Notes of which $22 has been allocated to the debt host with the balance recorded in the Statement of Comprehensive Loss.  The following reconcile the movement:

Continuity	Debt Host	Derivative on Notes	Total
Recognition on issue date	$2,234	$17,866	$20,100
Transaction costs	(22)	–	(22)
Interest accretion	26	–	26
Interest accrued	(15)	–	(15)
Gain on change in fair value	–	(1,179)	(1,179)
Exchange difference	(26)	-	(26)
As at December 31, 2023	$2,197	$16,687	$18,884

The fair value of the conversion option was estimated using the Binomial Option Pricing Model with formulae based on the Cox-Ross-Rubenstein approach with the following inputs and assumptions on each date :

Input/Assumption	Issue Date	December 31, 2023
Share price on valuation date	US$0.34	US$0.32
Volatility	95.8232%	95.4459%
Strike price on conversion	US$0.3557	US$0.3557
Time to expiration	3653 days	3640 days
Risk free interest rate	5.221%	5.153%
Dividend Yield	Nil%	Nil%

The estimated value for the conversion option under the model was US $12,876 ($17,253) on date of issue and US $12,048 ($15,960) on December 31, 2023.

For the financing redemption and CoC options, the Group estimated the discounted cash flow ("DCF") value of the options assuming the events that trigger these options occur mid-point between the Notes issuance and maturity.  The Group determined from the DCF analysis that there was additional value over and above the conversion option.  As such, the Group estimated at both the issue date and at December 31, 2023, a 10% probability for either option occurring with an 80% probability of conversion at the Conversion Price. Accordingly, the estimated value for the embedded derivative was estimated at US$13,333 ($17,866) on issue date, and US$12,597 ($16,687) on December 31, 2023, and as a result the Group recorded a gain in the change in fair value of $1,179 for the embedded derivative.

The valuation of the embedded derivative is sensitive to changes in the Company’s share price and assumed volatility of the Company’s share price.  If the assumed volatility decreases by 10%, the fair value of the embedded derivative decreases by approximately 4%.  If the share price is reduced/increased by 10%, the fair value of the embedded derivative reduces/increases by approximately 10%.

As the conversion feature may be exercised by the holder at any time, the Group does not have the right to defer its settlement for at least twelve months.  Accordingly, debt host and derivative on notes is classified as a current liability.